Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

April 30, 2020

RW30-QTLY-0620
1.858594.112

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	3,911	$34,890
Fidelity Series Blue Chip Growth Fund (a)	4,056	61,362
Fidelity Series Commodity Strategy Fund (a)	71,882	258,058
Fidelity Series Growth Company Fund (a)	6,700	125,088
Fidelity Series Intrinsic Opportunities Fund (a)	10,487	149,335
Fidelity Series Large Cap Stock Fund (a)	9,778	129,458
Fidelity Series Large Cap Value Index Fund (a)	3,131	33,468
Fidelity Series Opportunistic Insights Fund (a)	3,941	68,526
Fidelity Series Small Cap Discovery Fund (a)	2,089	18,235
Fidelity Series Small Cap Opportunities Fund (a)	4,661	52,580
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,900	100,291
Fidelity Series Value Discovery Fund (a)	6,455	72,103
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,208,323)		1,103,394

International Equity Funds - 14.5%
Fidelity Series Canada Fund (a)	6,517	58,588
Fidelity Series Emerging Markets Fund (a)	7,117	55,016
Fidelity Series Emerging Markets Opportunities Fund (a)	27,320	464,174
Fidelity Series International Growth Fund (a)	14,297	223,170
Fidelity Series International Small Cap Fund (a)	3,598	53,109
Fidelity Series International Value Fund (a)	23,810	180,479
Fidelity Series Overseas Fund (a)	21,536	201,142
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,346,654)		1,235,678

Bond Funds - 50.5%
Fidelity Series Corporate Bond Fund (a)	58,756	631,043
Fidelity Series Emerging Markets Debt Fund (a)	6,458	52,830
Fidelity Series Floating Rate High Income Fund (a)	1,385	11,522
Fidelity Series Government Bond Index Fund (a)	79,356	897,517
Fidelity Series High Income Fund (a)	6,922	59,117
Fidelity Series Inflation-Protected Bond Index Fund (a)	87,246	895,141
Fidelity Series International Credit Fund (a)	563	5,571
Fidelity Series Investment Grade Bond Fund (a)	77,931	922,707
Fidelity Series Investment Grade Securitized Fund (a)	58,354	619,136
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,324	193,865
Fidelity Series Real Estate Income Fund (a)	3,675	33,481
TOTAL BOND FUNDS
(Cost $4,059,923)		4,321,930

Short-Term Funds - 22.1%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	364,988	364,988
Fidelity Series Short-Term Credit Fund (a)	33,856	340,926
Fidelity Series Treasury Bill Index Fund (a)	118,393	1,187,478
TOTAL SHORT-TERM FUNDS
(Cost $1,886,383)		1,893,392
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,501,283)		8,554,394
NET OTHER ASSETS (LIABILITIES) - 0.0%		(136)
NET ASSETS - 100%		$8,554,258

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$52,702	$15,950	$28,962	$5,659	$(6,913)	$2,113	$34,890
Fidelity Series Blue Chip Growth Fund	91,376	26,498	52,937	10,266	1,321	(4,896)	61,362
Fidelity Series Canada Fund	35,214	47,661	13,816	890	(2,329)	(8,142)	58,588
Fidelity Series Commodity Strategy Fund	328,115	118,593	105,482	5,254	(15,181)	(67,987)	258,058
Fidelity Series Corporate Bond Fund	669,120	136,175	183,938	20,464	248	9,438	631,043
Fidelity Series Emerging Markets Debt Fund	67,367	14,334	18,636	2,693	(1,440)	(8,795)	52,830
Fidelity Series Emerging Markets Fund	46,580	30,138	11,889	1,291	(981)	(8,832)	55,016
Fidelity Series Emerging Markets Opportunities Fund	415,644	219,386	127,411	12,944	(5,676)	(37,769)	464,174
Fidelity Series Floating Rate High Income Fund	13,969	2,018	2,905	583	(216)	(1,344)	11,522
Fidelity Series Government Bond Index Fund	917,512	181,529	280,326	17,737	11,956	66,846	897,517
Fidelity Series Government Money Market Fund 0.30%	350,940	269,045	254,997	4,441	--	--	364,988
Fidelity Series Growth Company Fund	183,479	54,134	119,636	17,616	7,020	91	125,088
Fidelity Series High Income Fund	70,577	10,522	14,561	3,330	(1,040)	(6,381)	59,117
Fidelity Series Inflation-Protected Bond Index Fund	1,010,607	160,798	297,374	13,252	2,399	18,711	895,141
Fidelity Series International Credit Fund	5,466	302	--	302	--	(229)	5,571
Fidelity Series International Growth Fund	322,663	52,301	141,173	11,036	3,365	(13,986)	223,170
Fidelity Series International Small Cap Fund	70,113	19,248	31,933	3,331	(830)	(3,489)	53,109
Fidelity Series International Value Fund	301,895	89,708	161,083	12,247	(18,936)	(31,105)	180,479
Fidelity Series Intrinsic Opportunities Fund	223,921	90,890	142,031	11,558	(10,500)	(12,945)	149,335
Fidelity Series Investment Grade Bond Fund	976,691	174,207	259,146	22,624	1,930	29,025	922,707
Fidelity Series Investment Grade Securitized Fund	692,424	124,164	212,701	20,011	2,363	12,886	619,136
Fidelity Series Large Cap Stock Fund	196,487	62,776	111,656	10,897	(3,450)	(14,699)	129,458
Fidelity Series Large Cap Value Index Fund	56,421	14,142	29,112	3,373	(18)	(7,965)	33,468
Fidelity Series Long-Term Treasury Bond Index Fund	373,977	63,174	281,578	26,095	32,596	5,696	193,865
Fidelity Series Opportunistic Insights Fund	100,955	31,455	57,035	9,643	(275)	(6,574)	68,526
Fidelity Series Overseas Fund	14,003	228,464	25,637	534	(4,802)	(10,886)	201,142
Fidelity Series Real Estate Income Fund	44,696	6,746	9,123	2,238	(1,100)	(7,738)	33,481
Fidelity Series Short-Term Credit Fund	351,007	59,003	69,532	7,231	(577)	1,025	340,926
Fidelity Series Small Cap Discovery Fund	27,345	8,379	13,211	1,040	(883)	(3,395)	18,235
Fidelity Series Small Cap Opportunities Fund	82,904	22,607	39,608	5,490	(359)	(12,964)	52,580
Fidelity Series Stock Selector Large Cap Value Fund	151,664	50,221	79,704	8,893	(6,195)	(15,695)	100,291
Fidelity Series Treasury Bill Index Fund	1,052,425	337,163	206,713	13,609	119	4,484	1,187,478
Fidelity Series Value Discovery Fund	108,376	36,392	61,008	4,681	(3,167)	(8,490)	72,103
Total	$9,406,635	$2,758,123	$3,444,854	$291,253	$(21,551)	$(143,991)	$8,554,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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